UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/11

Item 1. Reports to Stockholders.

Franklin Floating Rate Master Series Annual Report

Manager's Discussion of Fund Performance

During the fiscal year ended July 31, 2011, the Fund delivered a +7.44% total return, underperforming the +8.33% total return of its benchmark, the CS Leveraged Loan Index (CSLLI), which is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.[1] The Fund's higher credit quality focus (in BB-rated loans) and overall defensive positioning led to the underperformance, as higher risk credits (those rated B and below) significantly outperformed BB-rated loans. For the one-year period ended July 31, 2011, BB-rated loans returned +6.32%, B-rated loans returned +9.40%, and CCC/Split CCC returned +12.47%, as measured by the index.[1]

Higher beta and lower priced loans performed well during the period, particularly larger, more liquid names held by both loan and high yield investors. Our position in Tribune, a multimedia corporation and newspaper publisher, appreciated amid improved prospects once the company emerges from bankruptcy. Our equity position in Mark IV, which was received as part of the company's bankruptcy restructuring, was also one of the strongest contributors to performance.[2] The company, a manufacturer of engineered systems and components for the transportation and automotive markets, benefited from the global recovery in auto sales, and the company paid down its term loan at par during the period. The global recovery in auto sales also helped another Fund holding, Key Safety Systems, a supplier of automotive safety restraint systems and components.

Loans that detracted from performance included Dex One[3] and one of our loans in the for-profit education sector.[4] Dex One, a provider of print and online marketing through yellow pages directories and websites, continued to be hindered by a declining directories industry. Despite industry weakness, the company generated strong free cash flow and paid down debt while providing high income relative to other loans in the market. In the for-profit education industry, the term loans of our holdings in this area lost value during the period amid increased scrutiny by the Department of Education on the entire for-profit education industry.

---

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

2. Dayco Products in the Statement of Investments.
3. Dex One includes Dex Media East, Dex Media West and R.H. Donnelley, which are listed under Publishing in the Statement of Investments.
4. Education Services in the Statement of Investments.

Portfolio Breakdown	% of Total Net Assets
7/31/11	
Senior Floating Rate Interests	95.9
Common Stocks	0.9
Short-Term Investments & Other Net Assets	3.2

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Franklin Floating Rate Master Trust
Growth of a $10,000 Investment (No Sales Charges)
(8/1/01 - 7/31/11)

$20,000
$15,000
$10,000
$5,000
$0
8/01
7/02
7/03
7/04
7/05
7/06
7/07
7/08
7/09
7/10
7/11
$16,025
$14,648
Franklin Floating Rate Master Trust
Credit Suisse Leveraged Loan Index*

*Source: © 2011 Morningstar. The CS Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody's or S&P.

Average Annual Total Return	
7/31/11	
1-Year	7.44%
5-Year	3.18%
10-Year	3.89%

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11–7/31/11
Actual	$1,000	$1,012.90	$3.99
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01

*Expenses are calculated using the most recent annualized six-month expense ratio, net of expense waivers, of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Highlights

	Year Ended July 31, 2011	2010	2009	2008	2007
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$8.65	$8.24	$9.02	$9.51	$9.77
Income from investment operations[a]:					
Net investment income	0.402	0.322	0.325	0.549	0.655
Net realized and unrealized gains (losses)	0.233	0.408	(0.780)	(0.493)	(0.258)
Total from investment operations	0.635	0.730	(0.455)	0.056	0.397
Less distributions from net investment income	(0.405)	(0.320)	(0.325)	(0.546)	(0.657)
Net asset value, end of year	$8.88	$8.65	$8.24	$9.02	$9.51
Total return	7.44%	8.95%	(4.65)%	0.64%	4.09%
Ratios to average net assets					
Expenses before waiver and payments by affiliates	0.96%	0.99%	1.02%	1.00%	0.95%
Expenses net of waiver and payments by affiliates[b]	0.80%	0.80%	0.69%	0.60%	0.60%
Net investment income	4.48%	3.81%	4.27%	6.16%	6.70%
Supplemental data					
Net assets, end of year (000's)	$943,253	$483,151	$340,579	$447,246	$1,069,720
Portfolio turnover rate	95.76%	71.85%	53.88%	28.10%	77.72%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Benefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Statement of Investments, July 31, 2011

	Country	Shares/Warrants	Value	% of Net Assets
Common Stocks and Other Equity Interests				
Auto Parts & Equipment				
[a]Dayco Products LLC	United States	121,630	$ 6,811,280	0.72
Broadcasting				
[a]Citadel Broadcasting Corp., A	United States	811	27,777	0.01
[a]Citadel Broadcasting Corp., B	United States	3,063	105,214	0.01
[a]Citadel Broadcasting Corp., wts., 6/03/30	United States	19,044	648,829	0.07
			781,820	0.09
Movies & Entertainment				
[a]MGM Holdings Inc., A	United States	47,545	1,056,987	0.11
Total Common Stocks and Other Equity Interests (Cost $5,601,402)			8,650,087	0.92
		Principal Amount*		
[b,c]**Senior Floating Rate Interests**				
Aerospace & Defense				
AWAS Finance Luxembourg S.A.R.L., Term Loan, 5.25%, 6/10/16	Luxembourg	$ 5,031,500	5,007,801	0.53
Ducommun Inc., Term Loan, 5.50%, 6/28/17	United States	2,400,000	2,390,352	0.25
Scitor Corp., Term Loan, 5.00%, 2/15/17	United States	1,302,353	1,286,295	0.14
SI Organization Inc., New Tranche B Term Loan, 4.50%, 11/22/16	United States	1,701,450	1,696,133	0.18
TASC Inc., New Tranche B Term Loan, 4.50%, 12/18/15	United States	3,992,915	3,997,491	0.43
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	1,439,977	1,443,577	0.15
Wyle Services Corp., Term Loan B, 5.75%, 3/26/17	United States	2,705,251	2,718,777	0.29
			18,540,426	1.97
Agricultural Products				
Darling International Inc., Term Loan B, 5.00%, 12/17/16	United States	1,204,000	1,210,773	0.13
Air Freight & Logistics				
Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	3,100,000	3,022,500	0.32
Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7.50%, 4/08/16	United States	2,078,072	2,080,670	0.22
			5,103,170	0.54
Airlines				
Delta Air Lines Inc.,				
New Term Loan, 5.50%, 4/20/17	United States	6,850,000	6,838,225	0.73
Routes '16 Term Loan, 4.25%, 3/07/16	United States	1,653,000	1,630,013	0.17
			8,468,238	0.90
Aluminum				
Novelis Inc., Term Loan B, 3.75%, 3/10/17	Canada	2,533,883	2,540,745	0.27
Apparel Retail				
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18	United States	2,839,730	2,767,723	0.29
J. Crew Group Inc., Term Loan B, 4.75%, 3/07/18	United States	4,119,675	3,965,471	0.42
			6,733,194	0.71
Apparel, Accessories & Luxury Goods				
Warnaco Inc., Term B Loan, 3.75% - 5.00%, 6/17/18	United States	2,300,000	2,297,171	0.24
Application Software				
Attachmate Corp., Term Loan, 6.50%, 4/27/17	United States	3,580,000	3,596,407	0.38
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	3,700,000	3,563,507	0.38
Bentley Systems Inc., Tranche B Term Loan, 5.75%, 12/29/16	United States	1,621,850	1,629,959	0.17
Dealer Computer Services Inc. (Reynolds & Reynolds), Tranche B Term Loan, 3.75%, 4/21/18	United States	2,157,411	2,164,153	0.23
Lawson Software Inc., Term Loan, 6.75%, 7/05/17	United States	5,070,000	4,909,448	0.52
NDS Finance Ltd., Tranche B Loan, 4.00%, 3/10/18	United Kingdom	2,394,000	2,373,802	0.25
Open Link Financial Inc., Term B Loan, 5.25%, 4/27/18	United States	2,420,000	2,396,938	0.26
			20,634,214	2.19

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

Auto Parts & Equipment				
Autoparts Holdings Ltd., Term Loan, 7.25%, 7/29/17	United States	1,440,000	1,449,900	0.15
Delphi Corp., Tranche B Term Loan, 3.50%, 3/31/17	United States	2,276,984	2,288,564	0.24
[d]Federal-Mogul Corp.,				
Term Loan B, 2.128%, 12/27/14	United States	8,602,717	8,215,595	0.87
Term Loan C, 2.128%, 12/27/15	United States	3,188,884	3,045,384	0.32
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	9,220,000	9,271,042	0.98
Key Safety Systems Inc., Term Loan B, 2.437%, 3/10/14	United States	5,449,633	5,092,001	0.54
Metaldyne LLC, Term Loan, 5.25%, 5/18/17	United States	3,501,225	3,499,037	0.37
Remy International Inc., Term Loan B, 6.25%, 12/17/16	United States	2,228,800	2,239,944	0.24
Tenneco Inc., Term Loan B, 4.996%, 6/03/16	United States	4,554,000	4,576,770	0.49
TI Group Automotive Systems LLC, Term Loan, 9.50%, 7/30/16	United States	3,970,000	4,009,700	0.43
Transtar Holding Co., Term Loan, 4.50%, 12/21/16	United States	1,641,750	1,649,959	0.17
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	2,245,025	2,260,459	0.24
			47,598,355	5.04
Automobile Manufacturers				
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	United States	12,510,000	12,201,166	1.29
Biotechnology				
Grifols Inc., U.S. Tranche B Term Loan, 6.00%, 11/23/16	Spain	4,900,000	4,927,053	0.52
Broadcasting				
Citadel Broadcasting Corp., Term Loan B, 4.25%, 12/30/16	United States	2,529,175	2,530,414	0.27
Clear Channel Communications Inc.,				
Tranche A Term Loan, 3.587%, 5/13/14	United States	2,800,000	2,515,999	0.27
Tranche B Term Loan, 3.837%, 1/29/16	United States	3,036,680	2,540,942	0.27
Tranche C Term Loan, 3.837%, 1/29/16	United States	1,349,635	1,131,444	0.12
Cumulus Media Holdings Inc.,				
Second Lien Term Loan, 8.25%, 3/01/19	United States	6,800,000	6,839,664	0.73
Term Loan B, 6.75%, 9/01/18	United States	9,060,000	9,029,767	0.96
Gray Television Inc., Term Loan B, 3.69%, 12/31/14	United States	3,392,709	3,325,703	0.35
Hubbard Radio LLC,				
First Lien Term Loan, 5.25%, 4/29/17	United States	1,760,000	1,775,034	0.19
Second Lien Term Loan, 8.75%, 4/29/18	United States	3,650,000	3,709,312	0.39
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	8,340,914	8,434,749	0.89
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.50%, 5/31/17	United States	4,880,000	4,842,863	0.51
Sinclair Television Group Inc.,				
New Tranche A Term Loan, 2.44%, 3/15/16	United States	1,800,000	1,800,000	0.19
New Tranche B Term Loan, 4.00%, 10/29/16	United States	2,548,416	2,560,096	0.27
Univision Communications Inc., Extended First Lien Term Loan, 4.437%, 3/31/17	United States	12,029,800	11,457,639	1.21
			62,493,626	6.62
Building Products				
Goodman Global Inc.,				
Initial Term Loan, 5.75%, 10/28/16	United States	4,823,550	4,853,350	0.51
Second Lien Term Loan, 9.00%, 10/30/17	United States	780,000	803,806	0.09
Nortek Inc., Term Loan, 5.25% - 6.25%, 4/26/17	United States	4,907,700	4,876,242	0.52
			10,533,398	1.12
Cable & Satellite				
AMC Networks Inc., Term B Loan, 4.00%, 12/31/18	United States	7,650,000	7,630,876	0.81
Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17	United States	2,776,050	2,779,836	0.30
Crown Media Holdings Inc., Term Loan, 5.75%, 7/14/18	United States	3,660,000	3,637,125	0.39
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 1.937%, 3/29/16	United States	1,595,789	1,587,901	0.17
[d]Mediacom LLC, Tranche D, 5.50%, 3/31/17	United States	1,325,803	1,326,356	0.14
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	2,294,781	2,301,953	0.24
			19,264,047	2.05
Casinos & Gaming				
Ameristar Casinos Inc.,				
A Term Loan, 2.995%, 4/14/16	United States	1,150,000	1,142,813	0.12
B Term Loan, 4.00%, 4/14/18	United States	3,650,850	3,666,063	0.39

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Caesars Entertainment Operating Co. Inc.,				
Term Loan B-2, 3.187% - 3.253%, 1/28/15	United States	8,475,000	7,646,391	0.81
Term Loan B-3, 3.246% - 3.253%, 1/28/15	United States	1,526,727	1,378,463	0.15
Term Loan B-4, 9.50%, 10/31/16	United States	7,144,312	7,469,865	0.79
CCM Merger Inc. (MotorCity Casino), Term Loan, 7.00%, 3/01/17	United States	6,018,079	6,108,351	0.65
Isle of Capri Casinos Inc., Term Loan, 4.50%, 3/25/17	United States	2,822,925	2,839,391	0.30
Las Vegas Sands LLC,				
Extended Delayed Draw I Term Loan, 2.72%, 11/23/16	United States	274,258	264,830	0.03
Extended Delayed Draw II Term Loan, 2.72%, 11/23/15	United States	119,526	115,524	0.01
Extended Term Loan B, 2.72%, 11/23/16	United States	1,948,814	1,885,612	0.20
Term Loan B, 1.72%, 5/23/14	United States	554,392	536,437	0.06
Penn National Gaming Inc., Term B Facility Loan, 3.75%, 7/14/18	United States	2,860,000	2,865,345	0.30
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	3,420,000	3,259,260	0.34
			39,178,345	4.15
Commercial Printing				
Cenveo Corp., Term Loan B, 6.25%, 12/21/16	United States	2,039,750	2,056,961	0.22
Commodity Chemicals				
Styron S.A.R.L., Term Loan B, 6.00%, 8/02/17	Luxembourg	4,622,511	4,630,697	0.49
Communications Equipment				
Avaya Inc.,				
Term Loan B-1, 3.005%, 10/26/14	United States	1,713,877	1,651,423	0.17
Term Loan B-3, 4.755%, 10/26/17	United States	4,942,674	4,777,792	0.51
CommScope Inc., Term Loan B, 5.00%, 1/14/18	United States	2,483,775	2,496,954	0.26
			8,926,169	0.94
Consumer Finance				
[d]MoneyGram Payment Systems Worldwide Inc., Term Loan, 4.50%, 11/18/17	United States	3,078,162	3,083,934	0.33
Data Processing & Outsourced Services				
Decision Insight Information Group (U.S.) I Inc., Term Loan, 7.00%, 1/04/17	United States	2,179,050	2,164,522	0.23
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	4,962,500	4,987,298	0.53
Fifth Third Processing Solutions LLC, New Term B-1 Loan, 4.50%, 11/03/16	United States	4,144,089	4,132,361	0.44
First Data Corp.,				
Term Loan B-1, 2.937%, 9/24/14	United States	9,936,074	9,280,064	0.98
Term Loan B-2, 2.937%, 9/24/14	United States	1,576,660	1,473,191	0.16
Term Loan B-3, 2.937%, 9/24/14	United States	935,650	873,982	0.09
iPayment Inc., Term Facility, 5.75% - 6.50%, 5/08/17	United States	1,691,667	1,698,701	0.18
SunGard Data Systems Inc.,				
Incremental Term B Loan, 3.685%, 2/28/14	United States	5,074,396	5,078,583	0.54
Tranche B U.S. Term Loan, 3.842% - 3.893%, 2/28/16	United States	3,082,155	3,074,129	0.33
SymphonyIRI Group Inc., Term Loan, 5.00%, 12/01/17	United States	450,000	451,125	0.05
Worldpay U.S. Inc., Facility B2A Loan, 5.25%, 10/13/17	United States	2,200,000	2,200,000	0.23
			35,413,956	3.76
Distributors				
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	2,320,271	2,326,071	0.25
Diversified Chemicals				
Huntsman International LLC, Extended Term Loan B, 2.719%, 4/19/17	United States	3,876,235	3,772,061	0.40
Diversified Metals & Mining				
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	2,533,650	2,546,318	0.27
Diversified Support Services				
Acosta Inc., Term Loan B, 4.75%, 3/01/18	United States	658,350	656,293	0.07
ARAMARK Corp.,				
Extended Synthetic L/C, 3.286%, 7/26/16	United States	77,568	77,245	0.01
Term Loan B Extended, 3.496%, 7/26/16	United States	1,177,784	1,172,871	0.13
Brock Holdings III Inc., Tranche B Term Loan, 6.00%, 3/16/17	United States	6,992,475	6,991,846	0.74
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	2,865,744	2,869,326	0.30
Global Cash Access Inc., Term Loan, 7.00%, 3/01/16	United States	3,660,000	3,679,826	0.39
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	United States	7,431,375	7,438,925	0.79
Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16	United States	1,407,127	1,416,801	0.15
			24,303,133	2.58

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Drug Retail				
Rite Aid Corp., Tranche 2 Term Loan, 1.94%, 6/04/14	United States	1,205,176	1,149,939	0.12
Education Services				
ATI Acquisition Co., Tranche B Term Loan, 8.25%, 12/30/14	United States	640,250	448,175	0.05
Bright Horizons Family Solutions Inc., Term Loan B, 4.19% - 6.25%, 5/21/15	United States	3,637,609	3,643,672	0.38
Laureate Education Inc., Series 2018 Extended Term Loan, 5.25%, 6/16/18	United States	13,827,452	13,294,791	1.41
			17,386,638	1.84
Electric Utilities				
AES Corp., Initial Term Loan, 4.25%, 5/27/18	United States	1,895,250	1,899,988	0.20
Calpine Corp., Senior Secured Term Loan B, 4.50%, 4/01/18	United States	3,900,000	3,871,238	0.41
Calpine Corp., Term Loan, 4.50%, 4/01/18	United States	5,047,350	5,009,813	0.53
EquiPower Resources Holdings LLC, Term B Advance, 5.75%, 1/26/18	United States	1,037,400	1,038,697	0.11
GenOn Energy Inc., Term Loan, 6.00%, 9/20/17	United States	2,977,500	2,980,602	0.32
NRG Energy Inc., Term Loan, 4.00%, 7/01/18	United States	5,990,000	6,002,304	0.64
Star West Generation LLC, Term B Advance, 6.00%, 5/17/18	United States	1,000,000	993,333	0.10
			21,795,975	2.31
Electrical Components & Equipment				
Electrical Components International Inc.,				
Synthetic RC, 6.75%, 2/04/16	United States	89,412	89,412	0.01
Term Loan, 6.75%, 2/04/17	United States	1,423,435	1,423,435	0.15
			1,512,847	0.16
Electronic Components				
CPI International Acquisition Inc. (Catalyst Holdings), Term B Loan, 5.00%, 2/13/17	United States	766,150	767,108	0.08
Electronic Equipment & Instruments				
Excelitas Technologies Corp., Term B Loan, 6.00%, 11/29/16	United States	2,756,744	2,756,744	0.29
Electronic Manufacturing Services				
FCI USA,				
Term Loan B1, 3.621%, 11/01/13	United States	1,012,350	1,001,383	0.10
Term Loan B5B, 3.621%, 11/01/13	United States	1,012,350	1,004,757	0.11
			2,006,140	0.21
Environmental & Facilities Services				
EnergySolutions LLC, Term Loan B, 6.25%, 8/13/16	United States	5,742,000	5,775,493	0.61
EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.00%, 7/29/14	United States	925,824	918,612	0.10
Waste Industries USA Inc., Term B Loan, 4.75%, 3/17/17	United States	2,613,450	2,624,852	0.28
			9,318,957	0.99
Food Distributors				
Pierre Foods Inc., Incremental Term Loan, 7.00%, 9/30/16	United States	3,473,750	3,510,659	0.37
Forest Products				
Xerium Technologies Inc., Initial U.S. Term Loan, 5.50%, 5/25/17	United States	1,430,000	1,427,769	0.15
Health Care Equipment				
Alere Inc., B Term Loan, 4.50%, 6/30/17	United States	7,960,000	7,952,040	0.84
Carestream Health Inc., Term Loan B, 5.00%, 2/25/17	United States	6,084,750	5,684,173	0.61
DJO Finance LLC, Term Loan B, 3.187%, 5/20/14	United States	2,223,563	2,192,989	0.23
			15,829,202	1.68
Health Care Facilities				
Community Health Systems Inc.,				
Delayed Draw Term Loan, 2.504%, 7/25/14	United States	239,511	231,787	0.02
Extended Term Loan, 3.754%, 1/25/17	United States	2,100,595	2,053,659	0.22
Term Loan, 2.504%, 7/25/14	United States	4,657,853	4,507,638	0.48
Hanger Orthopedic Group Inc., Term C Loan, 4.00%, 12/01/16	United States	3,028,539	3,036,111	0.32
HCA Inc., Tranche B-3 Term Loan, 3.496%, 5/01/18	United States	2,899,553	2,849,173	0.30
IASIS Healthcare LLC, Term B Loan, 5.00%, 5/03/18	United States	4,907,700	4,892,363	0.52
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	5,776,313	5,795,565	0.61
Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.00%, 1/29/16	United States	3,545,538	3,553,072	0.38
			26,919,368	2.85

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Health Care Services				
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	3,203,900	3,216,488	0.34
Drumm Investors LLC, Term Loan, 5.00%, 5/04/18	United States	5,700,000	5,564,625	0.59
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18	United States	8,388,975	8,356,023	0.89
Fresenius SE,				
Tranche D1 Dollar Term Loan, 3.50%, 9/10/14	Germany	870,234	871,865	0.09
Tranche D2 Term Loan, 3.50%, 9/10/14	Germany	555,182	556,136	0.06
Multiplan Inc., Term Loan B, 4.75%, 8/26/17	United States	2,211,538	2,203,590	0.23
National Mentor Holdings Inc., Tranche B Term Loan, 7.00%, 2/09/17	United States	3,371,550	3,363,964	0.36
Renal Advantage Holdings Inc., Tranche B Term Loan, 5.75%, 12/17/16	United States	1,442,750	1,443,284	0.15
Rural/Metro Corp., Term Loan, 5.75%, 6/30/18	United States	2,760,000	2,745,952	0.29
			28,321,927	3.00
Health Care Supplies				
Capsugel Holdings U.S. Inc., Initial Term Loan B, 6.25%, 8/01/18	United States	2,510,000	2,520,040	0.27
Health Care Technology				
MedAssets Inc., Term Loan, 5.25%, 11/16/16	United States	2,627,982	2,637,291	0.28
Home Improvement Retail				
Harbor Freight Tools USA Inc., Tranche B Term Loan, 6.50%, 12/22/17	United States	3,972,461	4,051,910	0.43
Household Products				
FTD Group Inc., Term Loan, 4.75%, 6/10/18	United States	2,810,000	2,798,535	0.29
Spectrum Brands Inc., New Term Loan, 5.00%, 6/17/16	United States	1,663,572	1,676,488	0.18
			4,475,023	0.47
Human Resource & Employment Services				
Altegrity Inc.,				
Term Loan B, 2.997%, 2/21/15	United States	192,948	189,450	0.02
Tranche D Term Loan, 7.75%, 2/21/15	United States	910,915	918,032	0.10
			1,107,482	0.12
Independent Power Producers & Energy Traders				
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan, 3.686%, 10/10/14	United States	5,988,152	4,747,107	0.50
Industrial Conglomerates				
Sensata Technologies Finance Co. LLC, Term Loan, 4.00%, 5/12/18	United States	2,920,000	2,921,302	0.31
TriMas Corp., Tranche B Term Loan, 4.25%, 6/21/17	United States	1,244,396	1,245,952	0.13
			4,167,254	0.44
Industrial Machinery				
Alliance Laundry Systems LLC, Term Loan, 6.25%, 9/30/16	United States	952,000	960,727	0.10
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	2,184,525	2,185,891	0.23
Husky Injection Molding Systems Ltd., Term Loan, 6.50%, 6/30/18	United States	5,570,000	5,596,981	0.59
The Manitowoc Co. Inc., Term Loan B, 4.25%, 11/13/17	United States	1,591,869	1,599,822	0.17
Milacron LLC, Term Loan, 7.50%, 5/15/17	United States	1,690,000	1,679,438	0.18
Mold-Masters (2007) Ltd., U.S. Dollar Term Loan, 3.813%, 10/11/14	United States	1,594,945	1,563,545	0.17
Sensus USA Inc.,				
Second Lien Term Loan, 8.50%, 5/09/18	United States	1,208,258	1,235,444	0.13
Term Loan, 4.75%, 5/09/17	United States	1,738,785	1,747,479	0.19
Terex Corp., Term Loan, 6.25%, 4/28/17	United States	2,745,000	2,752,722	0.29
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	United States	5,281,483	5,292,606	0.56
			24,614,655	2.61
Integrated Telecommunication Services				
Alaska Communications Systems Holdings Inc., Term Loan B, 5.50%, 10/21/16	United States	1,990,000	1,997,960	0.21
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	8,161,236	8,196,305	0.87
			10,194,265	1.08
Internet Software & Services				
SSI Investments II Ltd. (SkillSoft), Term Loan, 6.50%, 5/26/17	United States	5,530,291	5,602,877	0.59
TARGUS Information Corp., Term Loan, 7.00%, 12/29/16	United States	4,268,105	4,316,121	0.46
			9,918,998	1.05
Investment Banking & Brokerage				
BNY ConvergEx Group LLC, Top Borrower Term Loan, 5.25%, 12/17/16	United States	1,475,578	1,479,959	0.16
EZE Castle Software Inc., Eze Borrower Term Loan, 5.25%, 12/17/16	United States	619,159	620,997	0.06
			2,100,956	0.22

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

IT Consulting & Other Services				
DG FastChannel Inc., Initial Term Loan, 6.75%, 7/26/18	United States	2,350,000	2,333,844	0.25
Leisure Facilities				
24 Hour Fitness Worldwide Inc., Term Loan B, 6.75%, 4/22/16	United States	6,143,970	6,113,250	0.65
Cedar Fair LP, U.S. Term-1 Loan, 4.00%, 12/15/17	United States	2,186,506	2,193,339	0.23
ClubCorp Club Operations Inc., Term B Loan, 6.00%, 11/30/16	United States	3,373,050	3,377,266	0.36
SeaWorld Parks & Entertainment Inc., Term B Loan, 4.00%, 8/17/17	United States	1,291,670	1,295,908	0.14
Six Flags Theme Parks Inc., Tranche B Term Loan, 5.25%, 6/30/16	United States	2,795,779	2,814,419	0.30
Town Sports International LLC, Initial Term Loan, 7.00%, 5/11/18	United States	3,990,000	4,009,950	0.42
			19,804,132	2.10
Life & Health Insurance				
CNO Financial Group Inc., B-1Term Loan, 6.25%, 9/30/16	United States	3,925,755	3,948,653	0.42
Life Sciences Tools & Services				
inVentiv Health Inc.,				
[d]Term B-3 Loans, 7.50%, 5/15/18	United States	3,180,000	3,172,050	0.34
Term Loan B, 6.50%, 8/04/16	United States	2,840,583	2,831,410	0.30
Quintiles Transnational Corp., Term B Loan, 5.00%, 6/08/18	United States	5,000,000	4,987,500	0.53
			10,990,960	1.17
Metal & Glass Containers				
Anchor Glass Container Corp.,				
First Lien Term Loan, 6.00%, 3/02/16	United States	2,695,544	2,718,006	0.29
Second Lien Term Loan, 10.00%, 9/02/16	United States	1,200,000	1,215,000	0.13
Consolidated Container Co. LLC, Second Lien Term Loan, 5.688%, 9/28/14	United States	5,106,882	4,668,543	0.49
Graham Packaging Co. LP,				
Term Loan C, 6.75%, 4/05/14	United States	2,094,184	2,099,996	0.22
Term Loan D, 6.00%, 9/23/16	United States	1,985,000	1,990,646	0.21
Pelican Products Inc., New Term Loan, 5.00%, 3/07/17	United States	806,529	807,201	0.09
			13,499,392	1.43
Movies & Entertainment				
IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16	United States	4,210,000	4,210,000	0.45
Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15	United States	680,288	687,091	0.07
			4,897,091	0.52
Oil & Gas Drilling				
Frac Tech International LLC, Term Loan, 6.25%, 5/06/16	United States	5,940,993	5,940,149	0.63
Other Diversified Financial Services				
Asurion LLC,				
Second Lien Term Loan, 9.00%, 5/24/19	United States	3,176,471	3,204,706	0.34
Term Loan, 5.50%, 5/24/18	United States	7,500,000	7,453,095	0.79
[d]MIP Delaware LLC (Mondrian), Initial Term Loan, 6.50%, 7/12/18	United States	2,750,000	2,750,000	0.29
			13,407,801	1.42
Packaged Foods & Meats				
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	5,620,000	5,602,938	0.59
Dole Food Co. Inc., Tranche B-2 Term Loan, 5.00% - 6.00%, 7/08/18	United States	1,095,500	1,099,151	0.12
JBS USA LLC/Finance Inc., Initial Term Loan, 4.25%, 5/25/18	Brazil	3,180,000	3,180,995	0.34
Pinnacle Foods Finance LLC, Term Loan D, 6.00%, 4/02/14	United States	1,997,889	2,012,867	0.21
Solvest Ltd. (Dole), Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18	Bermuda	2,034,500	2,041,281	0.22
			13,937,232	1.48
Paper Packaging				
Exopack LLC, Term B Loan, 6.50%, 5/31/17	United States	4,500,000	4,500,000	0.48
John Henry Holdings Inc. (Multi-Packaging), Effective Date Term Advance, 7.00%, 5/13/16	United States	2,703,359	2,713,497	0.29
Ranpak Corp., USD Term Loan, 4.75%, 4/20/17	United States	1,496,250	1,494,380	0.16
Reynolds Group Holdings Inc.,				
Tranche B Term Loan, 4.25%, 2/09/18	United States	7,571,025	7,526,863	0.80
Tranche C Term Loan, 7.50%, 8/09/18	United States	1,200,000	1,188,750	0.12
Rock-Tenn Co., Term Loan B, 3.50%, 5/27/18	United States	3,770,000	3,783,700	0.40
			21,207,190	2.25

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Personal Products				
Prestige Brands Inc., Term Loan B, 4.75% - 5.50%, 3/24/16	United States	3,038,721	3,057,080	0.33
Revlon Consumer Products Corp., Term Loan, 4.75%, 11/19/17	United States	4,724,809	4,737,887	0.50
			7,794,967	0.83
Pharmaceuticals				
[d]Alkermes Inc., First Lien Term Loan, 7.50%, 9/30/17	United States	1,100,000	1,104,125	0.12
Aptalis Pharma Inc., Term Loan, 5.50%, 2/13/17	United States	3,004,900	2,965,461	0.32
Endo Pharmaceuticals Holdings Inc., Term B Loan, 4.00%, 6/17/18	United States	3,350,000	3,362,861	0.36
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	958,520	960,467	0.10
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	1,917,041	1,920,934	0.20
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	1,317,966	1,320,642	0.14
			11,634,490	1.24
Photographic Products				
Getty Images Inc., Initial Term Loan, 5.25%, 11/05/16	United States	2,853,805	2,870,751	0.30
Property & Casualty Insurance				
Affirmative Insurance Holdings Inc., Term Loan, 12.00%, 1/31/14	United States	3,502,545	3,414,981	0.36
Publishing				
Autotrader.com Inc., Tranche B-1 Term Loan, 4.00%, 12/15/16	United States	2,340,375	2,343,885	0.25
Dex Media East LLC, Term Loan B, 2.75% - 2.76%, 10/24/14	United States	427,452	309,903	0.03
Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	2,553,372	2,108,355	0.22
[d]Nebraska Book Co. Inc., Term Loan (DIP), 8.25%, 6/30/12	United States	1,210,000	1,216,050	0.13
Newsday LLC, Floating Rate Term Loan, 6.499%, 8/01/13	United States	2,400,000	2,457,000	0.26
Postmedia Network Inc., Tranche C Term Loan, 6.25%, 7/13/16	Canada	1,927,128	1,942,385	0.21
Quad/Graphics Inc., Term B Loan, 5.25%, 7/26/18	United States	2,882,255	2,896,666	0.31
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	9,871,746	6,293,238	0.67
[e]Tribune Co.,				
Initial Tranche B Advances, 5.25%, 5/16/14	United States	6,419,555	4,447,834	0.47
Term Loan X, 5.00%, 2/20/49	United States	1,042,571	713,640	0.07
Wenner Media LLC, Term Loan B, 1.937%, 10/02/13	United States	800,230	775,224	0.08
			25,504,180	2.70
Real Estate Services				
Brickman Group Holdings Inc., Term Loan B, 7.25%, 10/14/16	United States	2,499,108	2,534,253	0.27
Research & Consulting Services				
Nielsen Finance LLC (VNU, Inc.),				
Class B Term Loan, 3.936%, 5/02/16	United States	501,364	501,626	0.06
Class C Dollar Term Loan, 3.436%, 5/02/16	United States	1,068,811	1,065,947	0.11
			1,567,573	0.17
Restaurants				
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	6,003,953	5,998,550	0.64
Denny's Inc., Term Loan B, 5.25%, 9/30/16	United States	1,606,629	1,609,641	0.17
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	2,685,722	2,689,079	0.28
Wendy's/Arby's Restaurants LLC, Term Loan, 5.00%, 5/24/17	United States	1,707,208	1,710,665	0.18
			12,007,935	1.27
Retail REITs				
Capital Automotive LP, Tranche B Term Loan, 5.00%, 3/11/17	United States	4,973,137	4,982,462	0.53
Security & Alarm Services				
Protection One Inc., Term Loan B, 6.00%, 6/04/16	United States	1,971,421	1,977,172	0.21
Semiconductors				
Microsemi Corp., Term Loan, 4.00%, 11/01/17	United States	2,207,442	2,207,442	0.23
Specialized Consumer Services				
Advantage Sales & Marketing Inc., Term Loan B, 5.25%, 12/18/17	United States	2,358,150	2,375,530	0.25
Affinion Group Inc., Tranche B Term Loan, 5.00%, 10/09/16	United States	9,568,847	9,552,101	1.02
Visant Corp. (Jostens), Term Loan B, 5.25%, 12/22/16	United States	14,533,484	14,451,675	1.53
			26,379,306	2.80

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Specialized Finance				
FIG LLC, Term Loan, 5.75%, 10/07/15	United States	2,812,589	2,851,262	0.30
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17	United States	11,820,000	11,529,583	1.22
TransUnion LLC, Term Loan, 4.75%, 2/10/18	United States	7,741,598	7,760,952	0.83
			22,141,797	2.35
Specialty Chemicals				
[d]Ashland Inc., Term B Loan, 5.00%, 9/30/18	United States	8,580,000	8,604,805	0.91
Avantor Performance Materials Holdings Inc., Term Loan, 5.00%, 6/24/17	United States	940,000	940,000	0.10
Chemtura Corp., Exit Term Loan, 5.50%, 8/27/16	United States	1,000,000	1,005,417	0.11
Harko C.V. (OM Group Inc.), Dollar Term Loan B, 6.50%, 8/01/17	Netherlands	1,750,000	1,750,000	0.18
Houghton International Inc., B-1 Term Loan, 6.75%, 1/31/16	United States	2,443,302	2,467,735	0.26
Momentive Specialty Chemicals BV (Hexion), Tranche C-2B Term Loan, 4.00%, 5/03/15	United States	1,226,483	1,212,992	0.13
Momentive Specialty Chemicals Inc. (Hexion),				
Tranche C-1B Term Loan, 3.938%, 5/03/15	United States	2,734,770	2,704,688	0.29
Tranche C-4B Term Loan, 4.063%, 5/03/15	United States	428,907	421,401	0.04
Nalco Co., Term Loan B-1, 4.50%, 10/05/17	United States	1,695,729	1,699,305	0.18
[d]Norit Holding BV, U.S. Dollar Term Loan, 7.50%, 7/08/17	Netherlands	3,567,225	3,596,298	0.38
Potters Holdings II LP,				
First Lien Term Loan, 6.00%, 5/06/17	United States	1,750,000	1,750,000	0.19
Second Lien Term Loan, 10.25%, 11/06/17	United States	2,096,970	2,146,773	0.23
Rentech Energy Midwest Corp., Term Loan, 10.00%, 6/10/16	United States	1,960,000	1,930,267	0.20
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	United States	758,104	762,783	0.08
			30,992,464	3.28
Specialty Stores				
Academy Ltd., Initial Term Loan, 6.75%, 8/03/18	United States	3,490,000	3,482,001	0.37
Amscan Holdings Inc., Term Loan B, 6.75%, 12/02/17	United States	5,700,388	5,730,076	0.61
Bass Pro Group LLC, Loans, 5.25%, 6/13/17	United States	7,150,000	7,068,275	0.75
Jo-Ann Stores Inc., Initial Loan, 4.75%, 3/18/18	United States	3,600,000	3,563,438	0.38
Leslie's Poolmart Inc., Term Loan B, 4.50%, 11/30/17	United States	2,653,676	2,644,556	0.28
Neiman Marcus Group Inc., Term Loan, 4.75%, 5/16/18	United States	5,940,000	5,871,678	0.62
PETCO Animal Supplies Inc., New Loans, 4.50%, 11/24/17	United States	2,336,400	2,330,012	0.25
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18	United States	6,910,000	6,940,211	0.73
Savers Inc., New Term Loan, 4.25%, 3/04/17	United States	1,586,025	1,590,320	0.17
Toys "R" Us-Delaware, Inc., Term B-2 Loan, 5.25%, 5/25/18	United States	2,300,000	2,289,938	0.24
			41,510,505	4.40
Steel				
JMC Steel Group, Term Loan, 4.75%, 4/01/17	United States	2,912,700	2,929,049	0.31
[d]SunCoke Energy Inc., Tranche B Term Loan, 5.25%, 7/26/18	United States	2,530,000	2,536,325	0.27
			5,465,374	0.58
Systems Software				
Rovi Solutions Corp., Tranche B Loan, 4.00%, 2/07/18	United States	608,475	610,376	0.07
Vertafore Inc., Term Loan, 5.25%, 7/29/16	United States	1,415,736	1,417,064	0.15
			2,027,440	0.22
Trucking				
Hertz Corp., Tranche B Term Loan, 3.75%, 3/11/18	United States	5,735,625	5,729,780	0.61
The Kenan Advantage Group Inc., Term Loan, 4.50%, 6/11/16	United States	716,400	721,057	0.08
Swift Transportation Co. LLC, Term Loan, 6.00%, 12/21/16	United States	8,864,446	8,918,696	0.94
[d]YRCW Receivables LLC, Term B Loan, 12.00%, 9/30/14	United States	2,000,000	1,996,160	0.21
			17,365,693	1.84
Wireless Telecommunication Services				
MetroPCS Wireless Inc., Term Loan B3, 3.938%, 3/17/18	United States	8,508,557	8,492,604	0.90
Mobilitie Investments II LLC, Term Loan B, 5.50%, 6/16/17	United States	1,870,000	1,872,337	0.20
NTELOS Inc., Term B Advance, 4.00%, 8/07/15	United States	1,586,836	1,586,836	0.17
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	3,273,333	3,278,425	0.35
Syniverse Holdings Inc., Term Loan, 5.25%, 12/21/17	United States	2,228,800	2,238,158	0.24
TowerCo Finance LLC, Term Loan B, 5.25%, 2/02/17	United States	2,416,548	2,426,611	0.25
			19,894,971	2.11
Total Senior Floating Rate Interests (Cost $903,885,724)			904,261,675	95.86

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Total Investments before Short Term Investments (Cost $909,487,126)		912,911,762	96.78
Short Term Investments (Cost $76,037,959) 8.1%			
Repurchase Agreements			
[f]Joint Repurchase Agreement, 0.134%, 8/01/11 (Maturity Value $76,038,807) Barclays Capital Inc. (Maturity Value $6,242,025) BNP Paribas Securities Corp. (Maturity Value $21,846,709) Credit Suisse Securities (USA) LLC (Maturity Value $15,605,444) Deutsche Bank Securities Inc. (Maturity Value $10,497,918) HSBC Securities (USA) Inc. (Maturity Value $6,242,026) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $6,242,026) Morgan Stanley & Co. LLC (Maturity Value $6,242,026) UBS Securities LLC (Maturity Value $3,120,633), Collateralized by U.S. Government Agency Securities, 0.10% - 6.125%, 8/05/11 - 7/18/16; [g]U.S. Government Agency Discount Notes, 1/18/12; [g]U.S. Treasury Bills, 9/15/11 - 1/26/12; U.S. Treasury Notes, 0.625% - 4.875%, 7/31/11 - 1/31/16 (valued at $77,656,061)	76,037,959	76,037,959	8.06
Total Investments (Cost $985,525,085)		988,949,721	104.84
Other Assets, less Liabilities		(45,696,331)	(4.84)
Net Assets		$ 943,253,390	100.00

See Abbreviations on page xx.

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[†]Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The coupon rate shown represents the rate at period end.
[c]See Note 1(e) regarding senior floating rate interests.
[d]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
[e]See Note 7 regarding defaulted securities.
[f]See Note 1(b) regarding joint repurchase agreement.
[g]The security is traded on a discount basis with no stated coupon rate.

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements

Statement of Assets and Liabilities
July 31, 2011

Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$909,487,126
Cost - Repurchase agreements	76,037,959
Total cost of investments	$985,525,085
Value - Unaffiliated issuers	$912,911,762
Value - Repurchase agreements	76,037,959
Total value of investments	988,949,721
Cash	3,039,035
Receivables:	
Investment securities sold	14,980,905
Interest	2,525,056
Unrealized appreciation on unfunded loan commitments	8,770
Other assets	124
Total assets	1,009,503,611
Liabilities:	
Payables:	
Investment securities purchased	61,987,146
Affiliates	613,377
Distributions to shareholders	3,621,045
Accrued expenses and other liabilities	28,653
Total liabilities	66,250,221
Net assets, at value	$943,253,390
Net assets consist of:	
Paid-in capital	$1,039,534,637
Distributions in excess of net investment income	(216,127)
Net unrealized appreciation (depreciation)	3,433,406
Accumulated net realized gain (loss)	(99,498,526)
Net assets, at value	$943,253,390
Net asset value and maximum offering price per share ($943,253,390 ÷ 106,237,673 shares outstanding)	$8.88

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements *(continued)*

Statement of Operations
for the year ended July 31, 2011

Investment income:	
Interest	$35,907,813
Expenses:	
Management fees (Note 3a)	5,427,166
Administrative fees (Note 3b)	920,542
Custodian fees (Note 4)	12,027
Reports to shareholders	2,670
Professional fees	112,384
Trustees' fees and expenses	35,957
Other	31,108
Total expenses	6,541,854
Expense reductions (Note 4)	(45)
Expenses waived/paid by affiliates (Note 3d)	(1,114,642)
Net expenses	5,427,167
Net investment income	30,480,646
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments	8,349,530
Swap contracts	177,437
Net realized gain (loss)	8,526,967
Net change in unrealized appreciation (depreciation) on investments	2,115,273
Net realized and unrealized gain (loss)	10,642,240
Net increase (decrease) in net assets resulting from operations	$41,122,886

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Year Ended July 31, 2011	2010
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 30,480,646	$ 15,626,284
Net realized gain (loss) from investments and swap contracts	8,526,967	(145,581)
Net change in unrealized appreciation (depreciation) on investments	2,115,273	17,329,762
Net increase (decrease) in net assets resulting from operations	41,122,886	32,810,465
Distributions to shareholders from net investment income	(30,770,490)	(15,492,012)
Capital share transactions (Note 2)	449,749,747	125,253,947
Net increase (decrease) in net assets	460,102,143	142,572,400
Net assets:		
Beginning of year	483,151,247	340,578,847
End of year	$ 943,253,390	$ 483,151,247
Undistributed net investment income (distributions in excess of net investment income) included in net assets:		
End of year	$ (216,127)	$ 73,717

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the over-the-counter market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust

Franklin Floating Rate Master Series

value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the funds at year end had been entered into on July 29, 2011.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives. At July 31, 2011, the Fund had no exposure to credit default swaps.

See Note 9 regarding other derivative information.

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

f. Income Taxes

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the non-U.S. beneficial owner for inclusion in its individual income tax returns, as applicable.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the open tax years and as of July 31, 2011, and has determined that no provision for income tax is required in the Fund's financial statements.

Prior to December 23, 2009, the Fund was treated as a partnership for U.S. income tax purposes. On December 23, 2009, Franklin Advisers, Inc. and Templeton Investment Counsel redeemed their interests in the Fund, terminating the partnership status for U.S. tax purposes. The Fund has elected to be treated as a disregarded entity for U.S. income tax purposes, effective December 23, 2009.

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly. Distributions to the owner are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Year Ended July 31,			
	2011		2010	
	Shares	Amount	Shares	Amount
Shares sold	56,832,387	$506,493,338	21,389,820	$184,442,981
Shares redeemed	(6,419,921)	(56,743,591)	(6,908,551)	(59,189,034)
Net increase (decrease)	50,412,466	$449,749,747	14,481,269	$125,253,947

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers and FT Services may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

e. Other Affiliated Transactions

At July 31, 2011, the Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2011, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At July 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$	985,793,240
Unrealized appreciation	$	11,059,938
Unrealized depreciation		(7,903,457)
Net unrealized appreciation (depreciation)	$	3,156,481

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, swaps and wash sales.

6. INVESTMENT TRANSACTIONS

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2011, aggregated $1,053,157,572 and $616,888,016, respectively.

7. CREDIT RISK

At July 31, 2011, the Fund had 88.83% of its portfolio invested in senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July 31, 2011, the aggregate value of these securities was $5,161,474, representing 0.55% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At July 31, 2011, unfunded commitments were as follows:

Borrower	Unfunded Commitment
EnviroSolutions Real Property Holdings Inc., DIP Revolver	$ 347,509
The Kenan Advantage Group Inc., Delayed Draw	700,000
	$ 1,047,509

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

9. OTHER DERIVATIVE INFORMATION

For the year ended July 31, 2011, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Year	Change in Unrealized Appreciation (Depreciation) for the Year
Credit contracts	Net realized gain (loss) from swap contracts / Net change in unrealized appreciation (depreciation) on investments	$ 177,437	$ -

See Note 1(d) regarding derivative financial instruments.

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

10. SHAREHOLDER DISTRIBUTIONS

For the year ended July 31, 2011, the Fund made the following distributions:

Payment Date	Amount Per Share
8/31/2010	$0.034777
9/30/2010	$0.033459
10/31/2010	$0.036243
11/30/2010	$0.035541
12/31/2010	$0.035673
1/31/2011	$0.035210
2/28/2011	$0.032514
3/31/2011	$0.034616
4/29/2011	$0.029435
5/31/2011	$0.031744
6/30/2011	$0.032117
7/29/2011	$0.034079
Total	$0.405408

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2011, the Fund did not use the Global Credit Facility.

12. FUND LITIGATION

In July 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, (collectively "Plaintiffs") filed an adversary proceeding in the then-pending Adelphia bankruptcy case in the U.S. Bankruptcy Court for the Southern District of New York against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Floating Rate Daily Access Fund (individually and as successor to the Franklin Floating Rate Trust's interests in the credit facilities at issue), Franklin Floating Rate Trust, and Franklin Floating Rate Master Series (collectively the "Franklin Funds"), and Franklin CLOs I through III, among other defendants (together the "Non-Agent Bank Defendants"). Plaintiffs alleged that the purchasers of the bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders and sought avoidance of the loans and recovery of fraudulent transfers. Following transfer of the matter to the U.S. District Court for the Southern District of New York, the Non-Agent Bank Defendants, including the Franklin Funds, moved to dismiss the lawsuit in December 2007, and the court granted the motion in June 2008. Plaintiffs then appealed the dismissal and the U.S. Court of Appeals for the Second Circuit affirmed the dismissal in May 2010. In October 2010, Plaintiffs agreed to forego further appeal of the dismissal of the claims against the Non-Agent Bank Defendants, including the Franklin Funds, and the dismissal of those claims is now final.

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

The lone remaining issue for the parties to litigate relates to defendants' (including the Franklin Funds') entitlement to payment of certain legal fees under a litigation indemnity fund established as part of the Adelphia bankruptcy plan. A further hearing on that matter is currently scheduled for October 2011.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:				
Auto Parts & Equipment	$ -	$ 6,811,280	$ -	$ 6,811,280
Broadcasting	132,991	648,829	-	781,820
Movies & Entertainment	-	1,056,987	-	1,056,987
Senior Floating Rate Interests	-	904,261,675	-	904,261,675
Short Term Investments	-	76,037,959	-	76,037,959
Total Investments in Securities	$ 132,991	$ 988,816,730	$ -	$ 988,949,721
Unfunded Loan Commitments	-	8,770	-	8,770

14. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

ABBREVIATIONS

Selected Portfolio

DIP - Debtor-In-Possession
L/C - Letter of Credit
RC - Revolving Loan Commitment
SBA - Small Business Administration
USD - Unified/Union School District

Annual Report | The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Floating Rate Master Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 19, 2011

Annual Report | The accompanying notes are an integral part of these financial statements.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	131	Bar-S Foods (meat packing company).
Principal Occupation During Past 5 Years: Director of various companies; and **formerly**, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	107	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).
Principal Occupation During Past 5 Years: Private investor; and **formerly**, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).				
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-	Trustee	Since 1999	131	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied

1906				products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During Past 5 Years: Director or Trustee of various companies and trusts; and **formerly**, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).				

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	131	Boeing Capital Corporation (aircraft financing).
Principal Occupation During Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly**, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				

Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	131	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly**, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	139	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).
Principal Occupation During Past 5 Years:

John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly**, Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	107	None
Principal Occupation During Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly**, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
**Charles B. Johnson (1933) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1999	131	None
Principal Occupation During Past 5 Years: Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				
**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	89	None

Principal Occupation During Past 5 Years: Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.				
Mark Boyadjian (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2003	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.				
James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Global Compliance, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly**, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments and officer of 27 of the investment companies in Franklin Templeton Investments.

<table>
<tr><td>Aliya S. Gordon (1973)
One Franklin Parkway
San Mateo, CA 94403-1906</td><td>Vice President</td><td>Since 2009</td><td>Not Applicable</td><td>Not Applicable</td></tr>
<tr><td colspan="5">Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).</td></tr>
<tr><td>David P. Goss (1947)
One Franklin Parkway
San Mateo, CA 94403-1906</td><td>Vice President</td><td>Since 2000</td><td>Not Applicable</td><td>Not Applicable</td></tr>
<tr><td colspan="5">Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.</td></tr>
<tr><td>Steven J. Gray (1955)
One Franklin Parkway
San Mateo, CA 94403-1906</td><td>Vice President</td><td>Since 2009</td><td>Not Applicable</td><td>Not Applicable</td></tr>
<tr><td colspan="5">Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.</td></tr>
<tr><td>Christopher J. Molumphy (1962)
One Franklin Parkway
San Mateo, CA 94403-1906</td><td>President and Chief Executive Officer – Investment Management</td><td>Since 2010</td><td>Not Applicable</td><td>Not Applicable</td></tr>
<tr><td colspan="5">Principal Occupation During Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.</td></tr>
<tr><td>Robert C. Rosselot (1960)
300 S.E. 2nd Street</td><td>Vice President</td><td>Since 2009</td><td>Not Applicable</td><td>Not Applicable</td></tr>
</table>

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2007. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. In addition, information specifically furnished to the Board in connection with the contract renewals being considered at the meeting included a Fund Profitability Analysis Report and additional information. Additionally, a report prepared by Lipper compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such Profitability Analysis Report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates, including management’s explanation of differences where relevant, as well as a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. The Fund Profitability Analysis Report and other additional material prepared by Management, along with the Lipper Report for the Fund, were sent to each of the Trustees on January 28, 2011. Such material was reviewed and discussed by the independent Trustees among themselves and with Management in a telephonic conference call that took place February 11, 2011. Questions raised in such telephonic conference call were responded to by Management and were discussed at a meeting of independent Trustees held prior to the Board meeting. It was noted that all of the independent Trustees also served as independent Trustees on the Boards of each of the feeder funds and in considering such materials, emphasis was placed on various factors, including those taken into account by such Trustees in approving the investment advisory arrangements for the feeder funds.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and

Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $76,992 for the fiscal year ended July 31, 2011 and $72,221 for the fiscal year ended July 31, 2010.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $13,250 for the fiscal year ended July 31, 2011 and $13,250 for the fiscal year ended July 31, 2010. The services for which these fees were paid included preparation of Federal and State partnership tax returns.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $85,000 for the fiscal year ended July 31, 2011 and $0 for the fiscal year ended July 31, 2010. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and the application of the local country tax laws to investments made by various Franklin Templeton funds.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $185 for the fiscal year ended July 31, 2011 and $0 for the fiscal year ended July 31, 2010. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than services reported in paragraphs (a)-(c) of Item 4 were $144,615 for the fiscal year ended July 31, 2011 and $0 for the fiscal year ended July 31, 2010. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $243,050 for the fiscal year ended July 31, 2011 and $13,250 for the fiscal year ended July 31, 2010.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson

Chief Executive Officer - Finance and Administration
Date September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 27, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date September 27, 2011